Omnibus Incentive Compensation Plan (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) shares
Share-based Payment Arrangement [Abstract]
Unvested on January 1, 2021 | shares	412,916
Unvested on January 1, 2021 | $	$ 4,637
Vested | shares	0
Vested | $	$ 0
Unvested on June 30, 2021 | shares	412,916
Unvested on June 30, 2021 | $	$ 4,637